Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares [Member]
Numerator:
Net loss (in Dollars)	$ (599,382)	$ (738,091)
Net loss allocated between Class A and Class B common shares (in Dollars)	$ (406,068)	$ (514,749)
Denominator:
Weighted average common shares outstanding—basic	9,400,000	9,400,000
Dilutive common share equivalents
Weighted average common shares outstanding—diluted	9,400,000	9,400,000
Basic (in Dollars per share)	$ (0.04)	$ (0.05)
Diluted (in Dollars per share)	$ (0.04)	$ (0.05)
Class B Common Shares [Member]
Numerator:
Net loss (in Dollars)	$ (599,382)	$ (738,091)
Net loss allocated between Class A and Class B common shares (in Dollars)	$ (193,314)	$ (223,342)
Denominator:
Weighted average common shares outstanding—basic	4,475,000	4,078,533
Dilutive common share equivalents
Weighted average common shares outstanding—diluted	4,475,000	4,078,533
Basic (in Dollars per share)	$ (0.04)	$ (0.05)
Diluted (in Dollars per share)	$ (0.04)	$ (0.05)